Sales of Businesses - Schedule of Components of Sale (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill		$ 0	$ (1,438,000,000)	$ 0
Impairment on sales of Shopify's logistics businesses			$ (1,340,000,000)	$ 0
Disposed of by Sale | Logistics Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	$ (1,438,000,000)
Intangible assets	(337,000,000)
Net assets and transaction costs	(93,000,000)
Non-cash consideration received	528,000,000
Impairment on sales of Shopify's logistics businesses	$ (1,340,000,000)